Deutsche Investment Management Americas Inc.
                                 One Beacon Street
                                 Boston, MA 02108

                                 September 1, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE: DWS LifeCompass Protect 2017 Fund (the "Fund"), a series of DWS Target Fund (the "Trust") (Reg. Nos. 33-30876, 811-05896)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund, pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 28, 2009.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.


                         Very truly yours,


                         /s/James M. Wall

                         James M. Wall
                         Director and Senior Counsel
                         Deutsche Investment Management Americas Inc.


cc:      Jose J. Del Real, Esq., Vedder Price P.C.